Subsequent Event	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Event

Note 24 — Subsequent Event

In November 2024, the Company announced its decision to phase out several low-margin, non-core business activities, which generated approximately $600,000 revenue in fiscal year 2024. These activities were substantially already ceased in the first quarter of fiscal year 2025.